Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal
Current	$ 2,086	$ 2,585	$ 1,956
Deferred	(1,180)	(711)	(223)
Federal income tax	906	1,874	1,733
State
Current	201	337	346
Deferred	157	(50)	18
State income tax	358	287	364
Applicable income taxes	$ 1,264	$ 2,161	$ 2,097